UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            Cambridge Investments, Ltd.
Address:         5237 HHR Ranch Road, Suite A
                 Wilson, Wyoming  83014


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:
 /s/ John R. Tozzi                 Wilson, Wyoming            November 3, 2010
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     1. Cambridge Investment Partners, LLC

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        9

Form 13F Information Table Value Total:    $104,210
                                          (thousands)




List of Other Included Managers:

     1. Cambridge Investment Partners, LLC

                                                               Market
                                                               Value    Shrs or   SH/  Put/  Investment  Other      Voting Authority
Name of Issuer                      Title of Class   Cusip     (*1000)  Prn Amt   PRN  Call  Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                    COM             057224107     6,457  151,578   SH        Defined      1       151,578
CAMERON INTERNATIONAL CORPORATION   COM             13342B105     7,598  176,852   SH        Defined      1       176,852
DIAMOND OFFSHORE DRILLING INC       COM             25271C102     4,789   70,659   SH        Defined      1        70,659
ENSCO PLC                           SPONSORED ADR   29358Q109    10,859  242,761   SH        Defined      1       242,761
NATIONAL OILWELL VARCO INC          COM             637071101    11,447  257,400   SH        Defined      1       257,400
SPDR SERIES TRUST                   S&P OILGAS EXP  78464A730        55    1,300   SH        Defined      1         1,300
SCHLUMBERGER LTD                    COM             806857108    12,225  198,431   SH        Defined      1       198,431
SELECT SECTOR SPDR TR               SBI INT-ENERGY  81369Y506    41,298  736,680   SH        Defined      1       736,680
NOBLE CORPORATION BAAR              NAMEN -AKT      H5833N103     9,483  280,640   SH        Defined      1       280,640
                                                                104,210
